Stock Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Stock Based Compensation
Summary of stock based compensation

A summary of the status of the Company’s equity-based awards and activity as of September 30, and June 30, 2025 is presented below with the comparative 2024 periods having no restricted stock or stock options issued.

					WEIGHTED-AVERAGE
	OUTSTANDING	WEIGHTED-AVERAGE		WEIGHTED-AVERAGE	REMAINING	AGGREGATE
	RESTRICTED	GRANT DATE	STOCK OPTIONS	GRANT	CONTRACTUAL TERM	INTRINSIC VALUE
	SHARES	FAIR VALUE	OUTSTANDING	PRICE	(YEARS)	(IN THOUSANDS)
Balance at March 31, 2025	—	$—	—	$—	—	$—
Granted	6,418,775	15.00	457,542	24.81
Exercised	—	—	—	—
Forfeited, expired or canceled	—	—	—	—
Balance at June 30, 2025	6,418,775	$15.00	457,542	$24.81	10.0	$97.7
Granted	—	—	20,000	25.33
Vested	(24,164)	15.00	—	—
Exercised	—	—	—	—
Forfeited, expired or canceled	(19,827)	15.00	—	—
Balance September 30, 2025	6,374,784	$15.00	477,542	$24.84	9.4	$0.8